Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value of marketable investment securities in a loss position
Total	$ 2,027,193	$ 2,040,282	$ 753,784
Unrealized loss on marketable investment securities in a loss position
Total		(3,355)	(1,144)
Debt Securities
Fair value of marketable investment securities in a loss position
Less than 12 Months	1,858,459	2,002,239	724,739
12 Months or More	168,734	38,043	29,045
Unrealized loss on marketable investment securities in a loss position
Less than 12 months		(2,820)	(865)
12 months or More		$ (535)	$ (279)